Income Taxes - Deferred tax assets and liabilities, NOL, valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset (liability)
Net operating losses	$ 34,780	$ 26,070
Stock options and Warrants	3,107
Property, plant and equipment and intangibles	2,620
Accruals and other	1,041	982
Total deferred tax assets	41,548	27,052
valuation allowance	(40,333)	(25,648)
Net deferred tax assets	1,215	1,404
Property, plant, equipment, and intangibles	(1,125)	(1,017)
Lease liability	(90)	(387)
Total deferred tax liabilities	(1,215)	(1,404)
Change in valuation allowance	14,400	$ 11,400
Domestic Tax Authority [Member]
Deferred tax asset (liability)
Net operating losses	128,700
State and Local Jurisdiction [Member]
Deferred tax asset (liability)
Net operating losses	$ 121,900